Loans	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
LOANS

NOTE 17 – LOANS

	As of December 31,
	2025	2024
Short-term loans:
Everbright Bank	$4,146,945	$-
Post Savings Bank of China	714,990	684,997
Industrial Bank	1,000,987	958,996
Total	5,862,922	1,643,993

Long-term loans:
China Construction Bank	68,917,581	26,809,352
WeBank Co., Ltd.	17,168	86,905
Current portion	$29,375,697	$485,556
Non-current portion	$39,559,052	$26,410,701

Short-term loan

Everbright Bank

On March 27, 2025, Sunrise Guizhou entered into a loan agreement for RMB29,000,000 with an interest rate of 4% for a term from March 31, 2025 to March 30, 2026. The loan was for the expenditure on raw material and electricity. This credit loan was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu, spouse of Mr. Haiping Hu. Sunrise Guizhou pledged RMB70,469,923 ($10,077,065) accounts receivable from its customer for the short-term loan. Sunrise Tech also pledged its land use right for Sunrise Guizhou for the loan.

Post Bank

On June 19, 2024, Sunrise Guizhou entered into a line of credit facility agreement with Post Savings Bank of China (“Post Bank”) to obtain revolving fund up to RMB 5,000,000 for a term from June 19, 2024 to June 18, 2028. On July 27, 2023, the Company obtained a credit loan for RMB 5,000,000 with an interest rate of 4.66% for a term from June 20, 2024 to June 19, 2025. On June 4, 2025, Sunrise Guizhou repaid the loan in full and renew the credit loan for RMB 5,000,000 with an interest rate of 5.35% for a term from June 5, 2025 to June 4, 2026.

Industrial Bank

On June 19, 2024, GIOP BJ entered into a line of credit facility agreement with Industrial Bank to obtain revolving fund up to RMB 7,000,000. On July 23, 2024, GIOP BJ obtained a loan for RMB 7,000,000 with an interest rate of one-year loan prime rate plus 0.05% for a term from August 29, 2024 to August 28, 2025. On June 25, 2025, Sunrise Guizhou repaid the loan in full and renew the credit loan for RMB 7,000,000 with an interest rate of one-year loan prime rate minus 0.2% for a term from June 26, 2025 to June 25, 2026. This loan was guaranteed by Mr. Haiping Hu, Ms. Fangfei Liu, SDH and Zhuhai Zibo. The Company also pledged its buildings of SDH to Industrial Bank.

Although GIOP BJ has been timely making interest payments to Industrial Bank in accordance with the agreement, GIOP BJ didn’t comply with the financial covenants as required by the agreement as of December 31, 2025 and 2024. Specifically, the financial covenants of the agreement required GIOP BJ to maintain: (1) current assets of not less than RMB25,000,000; (2) net assets of not less than RMB8,000,000; (3) an asset liability ratio of not more than 80%; and (4) a current ratio of not less than 100%. As of December 31, 2025 and 2024, GIOP BJ did not meet the above requirements; however, Industrial Bank had not declared the agreement in default as a result of the breach of the financial covenants, nor has it done so as of the date of this consolidated financial statement.

Long-term loan

China Construction Bank

On March 8, 2024, Sunrise Guizhou obtained bank loan of RMB 100,000,000 from CCB Qianxinan Branch with an interest rate of 9.504% for a term from March 8, 2024 to March 8, 2026; On June 28, 2024, Sunrise Guizhou obtained bank loan of RMB 100,000,000 from CCB Qianxinan Branch for a term from June 28, 2024 to June 28, 2026. These loans were guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, and Zhuhai Zibo. Sunrise Guizhou also pledged its buildings and land use rights of its manufacturing facilities to CCB.

On January 9, 2025, Sunrise Guizhou obtained a bank loan of RMB300,000,000 from CCB Qianxinan Branch with a variable interest rate of loan prime rate plus 0.7%, for a term from January 9, 2025 to January 9, 2039. The loan was for the construction of additional manufacturing facilities of Sunrise Guizhou. See liquidity risk in Note 2. This loan was guaranteed by Mr. Haiping Hu, Zhuhai Zibo, and Zhuhai Investment.

Although Sunrise Guizhou has been timely repaying the CCB in accordance with the respective terms of the loan agreements, Sunrise Guizhou didn’t comply with the financial covenants under the loan agreements as of December 31, 2025 and 2024. Specifically, the financial covenants of the loan agreements required Sunrise Guizhou to maintain: (1) an asset liability ratio of not more than 70%; (2) a current ratio of not less than 100%; (3) contingent liabilities not exceeding the net assets; (4) profitability; (5) long-term investments not exceeding the net assets. For the years ended December 31, 2025 and 2024, the net loss of Sunrise Guizhou was $16,604,644 and $10,607,939, respectively. Therefore, Sunrise Guizhou did not meet the profitability requirement. In addition, Sunrise Guizhou did not meet the requirement of asset liability ratio, since the ratio was 90.83% and 78.22% as of December 31, 2025 and 2024, respectively. The Company obtained written consents for the waiver of the financial covenants on September 30, 2024 and December 8, 2025. CCB had not declared the agreement in default as a result of the breach of the financial covenants as the date of this consolidated financial statement.

WeBank

On April 26, 2024, the Company obtained a loan for RMB 900,000 from WeBank Co., Ltd. (“WeBank”) with an interest rate of 9.504% for a term from April 26, 2024 to April 26, 2026. This credit loan was guaranteed by Ms. Huiyu Du, the former legal representative of Sunrise Guizhou.